Summary Prospectus
September 30, 2026

Disclosure contained herein relates to all classes of the Fund, as listed below, unless otherwise noted.
Share Class | Ticker	A | QALGX	C | QCLGX	Institutional | QILGX	R6 | QRLGX

Federated Hermes MDT Large Cap
Growth Fund

A Portfolio of Federated Hermes MDT Series
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information and most recent reports to shareholders, online at FederatedHermes.com/us/FundInformation. You can also get this information at no cost by calling 1-800-341-7400, by sending an email request via Contact Us on FederatedHermes.com/us, or from a financial intermediary through which Shares of the Fund may be bought or sold. The Fund’s Prospectus and Statement of Additional Information, both dated September 30, 2026, are incorporated by reference into this Summary Prospectus.

A mutual fund seeking long-term capital appreciation by investing primarily in common stocks of large-sized U.S. companies.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Fund Summary Information
Federated Hermes MDT Large Cap Growth Fund (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term capital appreciation.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Class C Shares (C), Institutional Shares (IS) and Class R6 Shares (R6) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated Hermes Funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 10 and in “Appendix B” to this Prospectus.
Shareholder Fees (fees paid directly from your investment)
	A	C	IS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A	C	IS	R6
Management Fee	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) Fee	0.00%[1]	0.75%	None	None
Other Expenses	0.44%	0.44%	0.20%	0.12%
Total Annual Fund Operating Expenses	1.09%	1.84%	0.85%	0.77%
Fee Waivers and/or Expense Reimbursements[2]	(0.09)%	(0.04)%	(0.10)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.00%	1.80%	0.75%	0.72%
1
 The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of
Trustees (the “Trustees”).
2
 The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2026, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the A, C, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.00%, 1.80%, 0.75% and 0.72% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2027; or
(b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$655	$878	$1,118	$1,806
Expenses assuming no redemption	$655	$878	$1,118	$1,806
C:
Expenses assuming redemption	$287	$579	$995	$1,962
Expenses assuming no redemption	$187	$579	$995	$1,962
IS:
Expenses assuming redemption	$87	$271	$471	$1,049
Expenses assuming no redemption	$87	$271	$471	$1,049
R6:
Expenses assuming redemption	$79	$246	$428	$954
Expenses assuming no redemption	$79	$246	$428	$954
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund’s Main Investment Strategies?
The Fund seeks to achieve its objective by investing primarily in the common stock of large-sized U.S. companies. The investment adviser’s investment strategy utilizes a large-capitalization (“large-cap”) growth approach by selecting most of its investments from companies listed in the Russell 1000® Growth Index, an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the large-cap segment of the U.S. equity universe, which includes the 1,000 largest U.S. companies by market capitalization. As the Fund’s sector exposure approximates the Russell 1000® Growth Index, the Fund may, from time to time, have large allocations to certain broad market sectors, such as technology, consumer discretionary and healthcare. As of July 31, 2026, companies in the Russell 1000® Growth Index ranged in market capitalization from $0.6 billion to $4.9 trillion. The Fund’s investments may include, but are not limited to, equity securities of domestic issuers and real estate investment trusts (REITs).
The Adviser implements its strategy using a quantitative model driven by fundamental and technical stock selection variables. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading-cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap growth investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy. For purposes of this policy, large-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 1000® Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000® Growth Index.
The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.

What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:
■ Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time. Declines in value can occur because of events relating to an issuer of a particular security resulting in a decline in the price of a particular portfolio holding, shareholder redemptions, or events relating to the broader stock market or economy, including changes in interest rates, industry or economic trends, monetary policy changes, market volatility and liquidity, or other adverse effects, which could negatively impact the Fund’s performance. Information publicly available about an issuer, whether from the issuer’s financial statements or other disclosures or from third parties, or information available to some but not all market participants, also can affect the price of an issuer’s shares in the market. The Adviser and its affiliated investment advisers, as well as third party advisers, also may manage other funds and accounts that use similar investment strategies, and invest in similar securities, as the Fund, and investments in certain securities by multiple funds and accounts, including those managed by the Adviser and its affiliates, could impact the availability of suitable securities and cause a capacity constraint associated with the Fund’s investment strategy and could cause the Fund to be closed entirely or partially to new investment by all or certain shareholders.
■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Global economic, political and financial conditions, including geopolitical and other events (e.g., wars, tensions, sanctions and terrorism), legislative changes or shifts in fiscal or monetary policy or reform, industry or economic trends and developments, grid congestion or capacity constraints, natural disasters or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, have a significant effect on the economies of many nations, including the U.S., and financial markets generally and cause the Fund to experience volatility, illiquidity, loss of value, shareholder redemptions and/or other potentially adverse effects.

■ Large-Cap Company Risk. The Fund will invest in large capitalization (“large-cap”) companies. Large-cap companies may have fewer opportunities to expand the market for their products or services, may focus their competitive efforts on maintaining or expanding their market share, and may be less capable of responding quickly to competitive challenges. These factors could result in the share price of large companies not keeping pace with the overall stock market or growth in the general economy, and could have a negative effect on the Fund’s portfolio, performance and Share price.
■ Risk Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Additionally, growth stocks may not pay dividends or may pay lower dividends than value stocks.
■ Real Estate Investment Trust Risk. Real estate investment trusts (REITs) carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
■ Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
■ Quantitative Modeling Risk. The Fund employs quantitative models as a management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons (for example, human judgment, data imprecision, software or other technology malfunctions, or programming inaccuracies).
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information with a broad-based securities market index. The Fund’s performance is also compared to a secondary index to show how the Fund’s performance compares with the returns of an index with similar investments. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.

The Fund’s IS class total return for the six-month period from January 1, 2026 to June 30, 2026, was 7.20%.
Within the periods shown in the bar chart, the Fund’s IS class highest quarterly return was 30.18% (quarter ended June 30, 2020). Its lowest quarterly return was (19.33)% (quarter ended June 30, 2022).

Average Annual Total Return Table
The Fund’s R6 class commenced operations on May 29, 2024. For the periods prior to the commencement of operations of the R6 class, the R6 class performance information shown is for the Fund’s IS class. The performance of the IS class has not been adjusted to reflect the expenses applicable to the R6 class since the R6 class has a lower expense ratio than the expense ratio of the IS class. The performance of the IS class has been adjusted to remove any voluntary waiver of Fund expenses related to the IS class that may have occurred during the periods prior to the commencement of operations of the R6 class. In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s IS class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for the IS class, and after-tax returns for the A and C classes will differ from those shown for the IS class. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.
(For the Period Ended December 31, 2025)
Share Class	1 Year	5 Years	10 Years
A:
Return Before Taxes	11.65%	15.61%	17.61%
C:
Return Before Taxes	16.27%	16.05%	17.56%
IS:
Return Before Taxes	18.45%	17.22%	18.57%
Return After Taxes on Distributions	17.61%	14.87%	16.31%
Return After Taxes on Distributions and Sale of Fund Shares	11.54%	12.97%	14.71%
R6:
Return Before Taxes	18.48%	17.22%	18.57%
Russell 3000® Index[1]	17.15%	13.15%	14.28%
Russell 1000® Growth Index[2] (reflects no deduction for fees, expenses or taxes)	18.56%	15.32%	18.12%
Morningstar Large Growth Funds Category[3] (reflects no deduction for fees, expenses or taxes)	15.92%	11.11%	14.53%
1
 The Russell 3000® Index is a broad-based benchmark that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
2
 The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
3
 Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.

FUND MANAGEMENT
The Fund’s Investment Adviser is Federated MDTA LLC.
Daniel J. Mahr, CFA, Head of MDT, has been the Fund’s portfolio manager since August 2008.
Damien Zhang, CFA, Head of MDT Research, has been the Fund’s portfolio manager since August 2018.
Frederick L. Konopka, CFA, Portfolio and Trading Manager, has been the Fund’s portfolio manager since August 2008.
John Paul Lewicke, Research Manager, has been the Fund’s portfolio manager since September 2014.
purchase and sale of fund shares
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange is open. Shares may be purchased through a financial intermediary firm that has entered into a Fund selling and/or servicing agreement with the Distributor or an affiliate (“Financial Intermediary”) or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
A & C Classes
The minimum investment amount for the Fund’s A and C classes is generally $1,500 for initial investments and $100 for subsequent investments. The minimum initial and subsequent investment amounts for Individual Retirement Accounts are generally $250 and $100, respectively. There is no minimum initial or subsequent investment amount required for employer-sponsored retirement plans. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
IS Class
The minimum initial investment amount for the Fund’s IS class is generally $1,000,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
R6 Class
There are no minimum initial or subsequent investment amounts required. The minimum investment amount for Systematic Investment Programs is $50.
Tax Information
The Fund’s distributions are taxable as ordinary income or capital gains except when your investment is through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries
A, C & IS Classes
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Class R6
Class R6 Shares do not make any payments to financial intermediaries, either from Fund assets or from the investment adviser and its affiliates.

Federated Hermes MDT Large Cap Growth Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Investment Company Act File No. 811-21904
CUSIP 31421R700
CUSIP 31421R809
CUSIP 31421R882
CUSIP 31425E101
Q450571 (9/26)
© 2026 Federated Hermes, Inc.